Marketfield Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 65.76%
Auto Components - 0.24%
Continental AG (a)	3,392	$367,790
Building Products - 1.18%
TOTO Ltd. (a)	40,386	1,847,650
Chemicals - 2.05%
The Sherwin-Williams Co.	4,599	3,204,307
Communications Equipment - 1.91%
Ciena Corp. (b)	75,058	2,979,052
Electrical Equipment - 2.94%
Eaton Corp. PLC	18,032	1,839,805
Rockwell Automation, Inc.	11,984	2,644,629
Siemens Energy AG (a)(b)	3,589	96,769
		4,581,203
Electronic Equipment, Instruments & Components - 3.91%
Keyence Corp. (a)	13,124	6,095,041
Energy Equipment & Services - 0.47%
Schlumberger Ltd.	46,871	729,313
Food & Staples Retailing - 4.13%
Costco Wholesale Corp.	18,163	6,447,865
Health Care Equipment & Supplies - 3.04%
Intuitive Surgical, Inc. (b)	6,685	4,743,275
Hotels, Restaurants & Leisure - 0.45%
Dalata Hotel Group PLC (a)(b)	243,263	705,908
Household Durables - 13.52%
DR Horton, Inc. (c)	83,450	6,311,323
Lennar Corp. - Class A	46,293	3,781,212
PulteGroup, Inc. (c)	113,678	5,262,155
Sony Corp. - ADR (c)	74,658	5,730,002
		21,084,692
Industrial Conglomerates - 2.03%
Honeywell International, Inc.	13,717	2,257,956
Siemens AG (a)	7,177	907,780
		3,165,736
Machinery - 6.36%
Caterpillar, Inc.	19,019	2,836,684
Cummins, Inc.	17,760	3,750,202
Deere & Co.	15,064	3,338,634
		9,925,520
Metals & Mining - 9.05%
Barrick Gold Corp. (a)	163,365	4,592,190
Compania de Minas Buenaventura SAA - ADR	117,543	1,436,375
MMC Norilsk Nickel PJSC - ADR	111,937	2,703,278
Newmont Corp.	62,448	3,962,326
Vale SA - ADR	135,070	1,429,041
		14,123,210
Oil, Gas & Consumable Fuels - 0.67%
Devon Energy Corp.	64,412	609,337
Golar LNG Ltd. (a)(b)	70,810	428,755
		1,038,092
Real Estate Management & Development - 0.92%
The St. Joe Co. (b)	69,235	1,428,318
Road & Rail - 6.13%
Norfolk Southern Corp. (c)	24,093	5,155,661
Union Pacific Corp.	22,339	4,397,879
		9,553,540
Semiconductors & Semiconductor Equipment - 1.57%
Intel Corp. (c)	47,401	2,454,424

Software - 2.81%
Microsoft Corp. (c)	20,865	4,388,535
Specialty Retail - 2.38%
Ross Stores, Inc. (c)	39,714	3,706,111
TOTAL COMMON STOCKS (Cost $54,885,185)		102,569,582

EXCHANGE-TRADED FUNDS - 29.41%
iShares MSCI Emerging Markets ETF (c)	238,489	10,514,980
iShares MSCI Japan ETF	85,675	5,060,822
iShares MSCI Taiwan ETF	138,463	6,216,989
iShares U.S. Home Construction ETF (c)	126,105	7,143,848
SPDR S&P Homebuilders ETF (c)	65,216	3,513,838
SPDR S&P Oil & Gas Exploration & Production ETF	17,428	733,196
VanEck Vectors Gold Miners ETF	152,709	5,980,085
VanEck Vectors Russia ETF	88,539	1,854,892
WisdomTree Japan Hedged Equity Fund	99,004	4,851,196
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,872,045)		45,869,846

SHORT-TERM INVESTMENTS - 3.70%
U.S. Bank Money Market Deposit Account, 0.025% (d)		5,763,022
TOTAL SHORT-TERM INVESTMENTS (Cost $5,763,022)		5,763,022

Total Investments (Cost $95,520,252) - 98.87%		154,202,450
Other Assets in Excess of Liabilities - 1.13%		1,759,271
TOTAL NET ASSETS - 100.00%		$155,961,721

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short, options written and future contracts with an aggregate fair value of $42,971,758.
(d)	Seven day yield as of September 30, 2020.

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
September 30, 2020 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (21.15)%
COMMON STOCKS - (1.41)%
Capital Markets - (1.41)%
Brookfield Asset Management, Inc. (a)	(66,593)	$(2,201,564)
TOTAL COMMON STOCKS (Proceeds $2,112,747)		(2,201,564)
EXCHANGE-TRADED FUNDS - (13.69)%
Invesco QQQ Trust Series 1	(35,310)	(9,810,531)
Utilities Select Sector SPDR Fund	(194,240)	(11,533,971)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $17,029,255)		(21,344,502)
REAL ESTATE INVESTMENT TRUSTS - (6.05)%
AvalonBay Communities, Inc.	(7,687)	(1,147,977)
Boston Properties, Inc.	(19,850)	(1,593,955)
Equity Residential	(23,340)	(1,198,042)
Essex Property Trust, Inc.	(6,583)	(1,321,801)
SL Green Realty Corp.	(64,692)	(2,999,768)
Vornado Realty Trust	(34,940)	(1,177,827)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $13,751,563)		(9,439,370)

Total Securities Sold Short (Proceeds $32,893,565)		$(32,985,436)

(a) Foreign issued security.

Summary of Fair Value Exposure at September 30, 2020

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2020:

	Level 1	Level 2	Level 3 (2)	Total
Assets:
Common Stocks(1)	$102,569,582	$-	$-	$102,569,582
Exchange-Traded Funds	45,869,846	-	-	45,869,846
Short-Term Investments	5,763,022	-	-	5,763,022
Total Assets	$154,202,450	$-	$-	$154,202,450

Liabilities:
Securities Sold Short
Common Stocks(1)	$(2,201,564)	$-	$-	$(2,201,564)
Exchange-Traded Funds	(21,344,502)	-	-	(21,344,502)
Real Estate Investment Trusts	(9,439,370)	-	-	(9,439,370)
Total Securities Sold Short	(32,985,436)	-	-	(32,985,436)
Total Liabilities	$(32,985,436)	$-	$-	$(32,985,436)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended September 30, 2020, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.